PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consist of the following:

	December 31,
	2019	2020
Cost
Buildings and plant	$400,843	$444,829
Machinery and equipment	821,582	880,554
Furniture, fixtures and equipment	44,550	55,437
Motor vehicles	905	1,123
Less: Accumulated depreciation	(288,194)	(381,685)
Property, plant and equipment, net	$979,686	$1,000,258
Construction in process	15,341	26,828
Total	$995,027	$1,027,086